Intangible Assets (Details) (Use Rights [Member], USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Use Rights [Member]
Land use rights	$ 3,414,264	$ 3,310,933	$ 1,176,315
Less: Accumulated amortization	(245,522)	(169,485)	(117,632)
Finite-Lived Intangible Assets, Net	$ 3,168,742	$ 3,141,448	$ 1,058,683